Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

October 28, 2011

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 70 to the Trust’s Registration Statement on Form N-1A (“PEA No. 70”). The purpose of PEA No. 70 is to reflect revised investment objectives for the WisdomTree Australia & New Zealand Debt Fund (formerly, the WisdomTree Dreyfus New Zealand Dollar Fund) (the “Australia & New Zealand Debt Fund”) and WisdomTree Euro Debt Fund (formerly the WisdomTree Dreyfus Euro Fund) (the “Euro Debt Fund”) and revised principal investment strategies for the WisdomTree Dreyfus Chinese Yuan Fund, Australia & New Zealand Debt Fund, and Euro Debt Fund.

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.739.5684 with your questions or comments.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores